Note 14 - Income Tax - Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other	$ 5,409	$ 0
Total	82,393	82,308
Canada Revenue Agency [Member]
Federal	7,669	8,315
Provincial/State	5,879	6,375
Internal Revenue Service (IRS) [Member]
Federal	42,510	40,821
Provincial/State	$ 20,926	$ 26,797